UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Basic Value

Fund, Inc.

SEMI-ANNUAL REPORT

DECEMBER 31, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the mar-
kets, triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States.
European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield fin-
ished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a suc-
cess, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the
6- and 12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month
US equities (S&P 500 Index)	22.59%	26.46%
Small cap US equities (Russell 2000 Index)	23.90	27.17
International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever,
BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting
BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.
* Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of December 31, 2009 BlackRock Basic Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•Effective September 30, 2009, the Fund changed the benchmark against which it measures its performance from the S&P 500 Value
Index (formerly called S&P 500 Citigroup Value Index) to the Russell
1000 Value Index, a broad measure of market performance. The Russell
1000 Value Index has become the standard benchmark for the Fund’s peer group of mutual funds. The Russell 1000 Value Index is a subset of the Russell 1000 Index that consists of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

•The Fund’s returns, through its investment in the Master Basic Value LLC
(the “Master LLC”), for the six-month period outpaced the Russell 1000
Value Index and the S&P 500 Index, as well as the former benchmark, the S&P 500 Value Index. The following discussion of relative perform-
ance pertains to the Russell 1000 Value Index.

What factors influenced performance?
•Strong performance in the information technology (IT), energy, consumer staples and utilities sectors was offset somewhat by weak results in fin-
ancials, industrials, consumer discretionary and materials.

•Within IT, the combination of stock selection and allocation decisions benefited performance. Most notable were overweights in semiconduc-
tors & semiconductor equipment, office electronics and computers &
peripherals. Micron Technology, Inc., LSI Corp., Xerox Corp. and Hewlett-
Packard Co. were standouts. Stock selection and an underweight in energy companies also had a positive impact on results, led by shares of Halliburton Co. and Peabody Energy Corp. An underweight in Exxon
Mobil Corp. also was additive. Within the consumer staples sector, stock selection amongst food products holdings such as Unilever NV enhanced performance. Underweighting the utilities sector was helpful as well.

•In contrast, stock selection within the financials sector was a hindrance.
Positions in Bank of New York Mellon Corp. and Morgan Stanley, as well as lack of ownership of American Express Co., did not produce the results we anticipated. The combination of stock selection and under-
weighting industrial conglomerates such as General Electric Co. also had a negative impact on Fund returns. Underweighting consumer dis-
cretionary hindered performance as well, and was exacerbated by a zero weight in Ford Motor Co. Finally, an underweight in materials, most notably our lack of ownership of The Dow Chemical Co., contributed to the underperformance in this sector.

Describe recent portfolio activity.
•During the six months, we increased the Master LLC’s exposure to health care by adding to existing positions and initiating a new position in
UnitedHealth Group, Inc.

•We reduced weightings in the IT sector by trimming existing positions and selling Nokia Oyj from the Master LLC. Existing holdings within telecommunications services, financials and consumer staples sector were also reduced during the reporting period.

Describe portfolio positioning at period end.
•At period end, the Master LLC was overweight relative to the Russell
1000 Value Index in IT, consumer staples and health care; underweight in financials, energy, utilities, industrials and consumer discretionary;
and neutral in materials and telecommunication services.

•For 2010, we expect a continuation of the improvement experienced in
2009, although not a straight line. The so-called vicious cycle should become a virtuous cycle, as is typical of economies over a long-term period. We remain cautious of headwinds. Unemployment remains high;
budget deficits are worrisome; the financial system is still fragile; and
deleveraging will take time. Given this backdrop, the portfolio positioning is more balanced. Our IT exposure gives us a cyclical posture, offset by defensive positions in consumer staples and health care. We favor a bias towards globally-exposed, large-cap companies that should benefit from the rapid growth of economies outside the United States.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending	Expenses Paid	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During	Account Value	Account Value	During
	July 1, 2009	December 31, 2009	the Period[1]	July 1, 2009	December 31, 2009	the Period[1]
Institutional	$1,000	$1,243.80	$ 3.22	$1,000	$1,022.33	$2.91
Investor A	$1,000	$1,242.30	$ 4.92	$1,000	$1,020.81	$4.43
Investor B	$1,000	$1,235.80	$10.31	$1,000	$1,015.97	$9.30
Investor C	$1,000	$1,236.90	$ 9.58	$1,000	$1,016.63	$8.64
Class R	$1,000	$1,239.30	$ 6.94	$1,000	$1,019.00	$6.26

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Institutional, 0.87% for Investor A, 1.83% for Investor B, 1.70% for
Investor C and 1.23% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the
Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory and administration fees, if any.
Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in Master Basic Value LLC. Master Basic Value LLC invests in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock
Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
4 This unmanaged Index is designed to provide a comprehensive measure of large-cap US equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the
S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.
5 This index is a subset of Russell 1000 Index that consists of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values. Effective September 30, 2009, the Fund changed the benchmark against which it measures its performance from the S&P 500
Value Index to the Russell 1000 Value Index.

Performance Summary for the Period Ended December 31, 2009
				Average Annual Total Returns[6]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	24.38%	30.85%	N/A	1.42%	N/A	3.00%	N/A
Investor A	24.23	30.45	23.60%	1.14	0.05%	2.73	2.17%
Investor B	23.58	29.25	24.75	0.29	0.00	2.09	2.09
Investor C	23.69	29.39	28.39	0.33	0.33	1.91	1.91
Class R	23.93	29.97	N/A	0.82	N/A	2.47	N/A
S&P 500 Index	22.59	26.46	N/A	0.42	N/A	(0.95)	N/A
S&P 500 Value Index	22.91	21.18	N/A	(0.27)	N/A	1.20	N/A
Russell 1000 Value Index	23.23	19.69	N/A	(0.25)	N/A	2.47	N/A

6 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

•Investor C Shares are subject to 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to January 3,
2003, Class R Share performance results are those of Institutional

Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothet-
ical investment of $1,000 invested on July 1, 2009 and held through
December 31, 2009) is intended to assist shareholders both in calcu-
lating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Statement of Assets and Liabilities	BlackRock Basic Value Fund, Inc.
December 31, 2009 (Unaudited)
Assets
Investments at value — Master Basic Value LLC (the “Master LLC”) (Cost — $3,293,948,988)	$ 4,430,224,992
Withdrawls receivable from the Master LLC	79,763,539
Capital shares sold receivable	8,869,721
Prepaid expenses	22,423
Total assets	4,518,880,675
Liabilities
Capital shares redeemed payable	88,633,260
Other accrued expenses payable	1,250,526
Distribution fees payable	910,959
Other affiliates payable	76,990
Officer’s and Directors’ fees payable	4,389
Total liabilities	90,876,124
Net Assets	$ 4,428,004,551
Net Assets Consist of
Paid-in capital	$ 4,007,685,684
Undistributed net investment income	2,865,756
Accumulated net realized loss allocated from the Master LLC	(718,822,893)
Net unrealized appreciation/depreciation allocated from the Master LLC	1,136,276,004
Net Assets	$ 4,428,004,551
Net Asset Value
Institutional — Based on net assets of $2,118,349,075 and 91,507,363 shares outstanding, 400 million shares authorized, $0.10 par value	$ 23.15
Investor A — Based on net assets of $1,656,603,715 and 71,978,306 shares outstanding, 200 million shares authorized, $0.10 par value	$ 23.02
Investor B — Based on net assets of $153,023,282 and 6,755,925 shares outstanding, 400 million shares authorized, $0.10 par value	$ 22.65
Investor C — Based on net assets of $477,350,915 and 22,050,941 shares outstanding, 200 million shares authorized, $0.10 par value	$ 21.65
Class R — Based on net assets of $22,677,564 and 1,014,266 shares outstanding, 400 million shares authorized, $0.10 par value	$ 22.36

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 7

Statement of Operations	BlackRock Basic Value Fund, Inc.
Six Months Ended December 31, 2009 (Unaudited)
Investment Income
Net investment income allocated from the Master LLC:
Dividends	$ 57,923,261
Foreign taxes withheld	(429,893)
Income — affiliated	40,972
Securities lending — affiliated	183,222
Expenses	(9,284,559)
Total income	48,433,003
Expenses
Service — Investor A	2,021,382
Service and distribution — Investor B	828,195
Service and distribution — Investor C	2,306,564
Service and distribution — Class R	52,193
Transfer agent — Institutional	1,185,571
Transfer agent — Investor A	1,385,679
Transfer agent — Investor B	317,272
Transfer agent — Investor C	584,613
Transfer agent — Class R	30,321
Printing	140,563
Professional	46,309
Registration	42,829
Officer and Directors	2,809
Miscellaneous	14,094
Total expenses	8,958,394
Net investment income	39,474,609
Realized and Unrealized Gain Allocated from the Master LLC
Net realized gain from investments	11,788,921
Net change in unrealized appreciation/depreciation on investments	843,241,974
Total realized and unrealized gain	855,030,895
Net Increase in Net Assets Resulting from Operations	$ 894,505,504

See Notes to Financial Statements.

8 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 39,474,609	$ 92,714,487
Net realized gain (loss)	11,788,921	(658,009,767)
Net change in unrealized appreciation/depreciation	843,241,974	(843,083,793)
Net increase (decrease) in net assets resulting from operations	894,505,504	(1,408,379,073)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(41,476,697)	(56,372,234)
Investor A	(29,906,916)	(38,111,190)
Investor B	(1,032,003)	(3,159,713)
Investor C	(5,255,684)	(7,911,748)
Class R	(328,911)	(443,707)
Net realized gain:
Institutional	—	(47,280,236)
Investor A	—	(35,805,612)
Investor B	—	(6,480,815)
Investor C	—	(12,527,725)
Class R	—	(522,499)
Net decrease in net assets resulting from dividends and distributions to shareholders	(78,000,211)	(208,615,479)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(125,278,022)	(487,432,138)
Net Assets
Total increase (decrease) in net assets	691,227,271	(2,104,426,690)
Beginning of period	3,736,777,280	5,841,203,970
End of period	$4,428,004,551	$3,736,777,280
Undistributed net investment income	$ 2,865,756	$ 41,391,358

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 9

Financial Highlights				BlackRock Basic Value Fund, Inc.
				institutional
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 18.99	$ 26.12	$ 33.96	$ 32.87	$ 31.19	$ 31.89
Net investment income[1]	0.27	0.50	0.54	0.55	0.48	0.46
Net realized and unrealized gain (loss)	4.35	(6.60)	(6.28)	6.98	3.18	0.64
Net increase (decrease) from investment operations	4.62	(6.10)	(5.74)	7.53	3.66	1.10
Dividends and distributions from:
Net investment income	(0.46)	(0.57)	(0.28)	(0.80)	(0.47)	(0.43)
Net realized gain	—	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)
Total dividends and distributions	(0.46)	(1.03)	(2.10)	(6.44)	(1.98)	(1.80)
Net asset value, end of period	$ 23.15	$ 18.99	$ 26.12	$ 33.96	$ 32.87	$ 31.19
Total Investment Return[2]
Based on net asset value	24.38%[3]	(23.67)%	(17.84)%	25.11%	12.18%[4]	3.77%
Ratios to Average Net Assets[5]
Total expenses	0.57%[6]	0.58%	0.53%	0.54%	0.57%	0.57%
Net investment income	2.15%[6]	2.54%	1.76%	1.63%	1.52%	1.49%
Supplemental Data
Net assets, end of period (000)	$ 2,118,349	$ 1,747,444	$ 2,721,795	$ 4,071,437	$ 3,655,602	$ 3,992,702
Portfolio turnover of the Master LLC	19%	38%	45%	31%	42%	45%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 12.08% for
Institutional Shares.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

10 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock Basic Value Fund, Inc.
				Investor A
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 18.86	$ 25.94	$ 33.78	$ 32.69	$ 31.03	$ 31.74
Net investment income[1]	0.23	0.44	0.45	0.46	0.40	0.38
Net realized and unrealized gain (loss)	4.33	(6.56)	(6.24)	6.95	3.16	0.63
Net increase (decrease) from investment operations	4.56	(6.12)	(5.79)	7.41	3.56	1.01
Dividends and distributions from:
Net investment income	(0.40)	(0.50)	(0.23)	(0.68)	(0.39)	(0.35)
Net realized gain	—	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)
Total dividends and distributions	(0.40)	(0.96)	(2.05)	(6.32)	(1.90)	(1.72)
Net asset value, end of period	$ 23.02	$ 18.86	$ 25.94	$ 33.78	$ 32.69	$ 31.03
Total Investment Return[2]
Based on net asset value	24.23%[3]	(23.93)%	(18.08)%	24.81%	11.89%[4]	3.49%
Ratios to Average Net Assets[5]
Total expenses	0.87%[6]	0.89%	0.82%	0.80%	0.82%	0.82%
Net investment income	1.84%[6]	2.24%	1.48%	1.37%	1.28%	1.24%
Supplemental Data
Net assets, end of period (000)	$ 1,656,604	$ 1,388,725	$ 2,026,095	$ 2,759,567	$ 2,266,626	$ 2,242,881
Portfolio turnover of the Master LLC	19%	38%	45%	31%	42%	45%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 11.79% for
Investor A Shares.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 11

Financial Highlights (continued)				BlackRock Basic Value Fund, Inc.
				Investor B
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 18.45	$ 25.30	$ 33.10	$ 32.00	$ 30.39	$ 31.08
Net investment income[1]	0.11	0.26	0.19	0.19	0.15	0.14
Net realized and unrealized gain (loss)	4.24	(6.41)	(6.10)	6.80	3.09	0.62
Net increase (decrease) from investment operations	4.35	(6.15)	(5.91)	6.99	3.24	0.76
Dividends and distributions from:
Net investment income	(0.15)	(0.24)	(0.07)	(0.25)	(0.12)	(0.08)
Net realized gain	—	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)
Total dividends and distributions	(0.15)	(0.70)	(1.89)	(5.89)	(1.63)	(1.45)
Net asset value, end of period	$ 22.65	$ 18.45	$ 25.30	$ 33.10	$ 32.00	$ 30.39
Total Investment Return[2]
Based on net asset value	23.58%[3]	(24.60)%	(18.76)%	23.82%	11.01%[4]	2.72%
Ratios to Average Net Assets[5]
Total expenses	1.83%[6]	1.79%	1.66%	1.59%	1.59%	1.59%
Net investment income	0.88%[6]	1.34%	0.62%	0.59%	0.50%	0.47%
Supplemental Data
Net assets, end of period (000)	$ 153,023	$ 168,115	$ 389,812	$ 729,334	$ 860,121 $	1,212,392
Portfolio turnover of the Master LLC	19%	38%	45%	31%	42%	45%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 10.91% for
Investor B Shares.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

12 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock Basic Value Fund, Inc.
				Investor C
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.70	$ 24.37	$ 31.97	$ 31.15	$ 29.66	$ 30.42
Net investment income[1]	0.12	0.26	0.19	0.19	0.15	0.14
Net realized and unrealized gain (loss)	4.07	(6.17)	(5.87)	6.60	3.01	0.61
Net increase (decrease) from investment operations	4.19	(5.91)	(5.68)	6.79	3.16	0.75
Dividends and distributions from:
Net investment income	(0.24)	(0.30)	(0.10)	(0.33)	(0.16)	(0.14)
Net realized gain	—	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)
Total dividends and distributions	(0.24)	(0.76)	(1.92)	(5.97)	(1.67)	(1.51)
Net asset value, end of period	$ 21.65	$ 17.70	$ 24.37	$ 31.97	$ 31.15	$ 29.66
Total Investment Return[2]
Based on net asset value	23.69%[3]	(24.57)%	(18.71)%	23.83%	11.02%[4]	2.70%
Ratios to Average Net Assets[5]
Total expenses	1.70%[6]	1.72%	1.62%	1.58%	1.59%	1.59%
Net investment income	1.01%[6]	1.40%	0.68%	0.59%	0.50%	0.46%
Supplemental Data
Net assets, end of period (000)	$ 477,351	$ 413,576	$ 675,654	$ 906,972	$ 763,451	$ 743,882
Portfolio turnover of the Master LLC	19%	38%	45%	31%	42%	45%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 10.92% for
Investor C Shares.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 13

Financial Highlights (concluded)				BlackRock Basic Value Fund, Inc.
				Class R
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 18.31	$ 25.19	$ 32.92	$ 31.98	$ 30.41	$ 31.17
Net investment income[1]	0.18	0.35	0.33	0.35	0.32	0.30
Net realized and unrealized gain (loss)	4.20	(6.37)	(6.06)	6.79	3.08	0.63
Net increase (decrease) from investment operations	4.38	(6.02)	(5.73)	7.14	3.40	0.93
Dividends and distributions from:
Net investment income	(0.33)	(0.40)	(0.18)	(0.56)	(0.32)	(0.32)
Net realized gain	—	(0.46)	(1.82)	(5.64)	(1.51)	(1.37)
Total dividends and distributions	(0.33)	(0.86)	(2.00)	(6.20)	(1.83)	(1.69)
Net asset value, end of period	$ 22.36	$ 18.31	$ 25.19	$ 32.92	$ 31.98	$ 30.41
Total Investment Return[2]
Based on net asset value	23.93%[3]	(24.21)%	(18.37)%	24.46%	11.59%[4]	3.28%
Ratios to Average Net Assets[5]
Total expenses	1.23%[6]	1.29%	1.18%	1.09%	1.07%	1.07%
Net investment income	1.49%[6]	1.83%	1.12%	1.08%	1.02%	0.98%
Supplemental Data
Net assets, end of period (000)	$ 22,678	$ 18,918	$ 27,849	$ 39,143	$ 27,114	$ 24,817
Portfolio turnover of the Master LLC	19%	38%	45%	31%	42%	45%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 11.49% for
Class R Shares.
[5] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6] Annualized.

See Notes to Financial Statements.

14 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Notes to Financial Statements (Unaudited) BlackRock Basic Value Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in
Master Basic Value LLC (the “Master LLC”), which has the same invest-
ment objective and strategies as the Fund. The Fund is organized as a
Maryland corporation. The value of the Fund’s investment in the Master
LLC reflects the Fund’s proportionate interest in the net assets of the
Master LLC. The percentage of the Master LLC owned by the Fund at
December 31, 2009 was 99.8%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the
Fund’s financial statements. The Fund’s financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor B and
Investor C Shares may be subject to a contingent deferred sales charge.
Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B,
Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note
1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•Level 3 — unobservable inputs based on the best information avail-
able in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the Fund’s investment in the Master LLC was classified as Level 2. More relevant disclosure regarding fair value measurements relates to the Master LLC, which is disclosed in the
Master LLC’s Schedule of Investments included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its propor-
tionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distribu-
tions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for each of the four years ended June 30, 2009.The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for trans-
fers of financial assets. This guidance is intended to improve the rele-
vance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a trans-
fer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 15

Notes to Financial Statements (continued) BlackRock Basic Value Fund, Inc.

involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-
ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and sepa-
rate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unob-
servable inputs (Level 3). It also clarifies existing disclosure require-
ments relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim peri-
ods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

The Fund entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administration services (other than investment advice and related portfolio activities). Currently the Fund pays the
Administrator no fees pursuant to the agreement.

The Fund has entered into a Distribution Agreement and Distribution
Plans on behalf of the Fund with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing serv-
ice and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers, and BRIL provide shareholder servicing and distribution services to the Fund.
The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or dist-
ribution related services to Investor A, Investor B, Investor C, and
Class R shareholders.

For the six months ended December 31, 2009, affiliates, earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $22,572. Affiliates received contingent deferred sales charges of $45,514 and $11,568 relating to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$1,571 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder

16 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Notes to Financial Statements (continued) BlackRock Basic Value Fund, Inc.

account, which will vary depending on share class. For the six months ended December 31, 2009, the Fund paid $181,942 in return for these services which are included in transfer agent fees in the Statements of Operations.

The Administrator maintains a call center, which is responsible for pro-
viding certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31,
2009, the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are included in transfer agent fees in the Statements of Operations.

Institutional	$11,179
Investor A	$16,403
Investor B	$ 2,563
Investor C	$ 6,199
Class R	$ 126

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of June 30, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expirations dates:

Expires June 30,
2010	$ 8,227
2017	150,396,348
Total	$ 150,404,575

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,705,765	$ 146,412,384	16,546,181	$ 311,383,196
Shares issued to shareholders in reinvestment of dividends
and distributions	1,661,823	37,724,578	4,499,728	95,083,334
Total issued	8,367,588	184,136,962	21,045,909	406,466,530
Shares redeemed	(8,885,770)	(193,878,618)	(33,214,175)	(627,330,107)
Net decrease	(518,182)	$ (9,741,656)	(12,168,266)	$ (220,863,577)
Investor A
Shares sold and automatic conversion of shares	8,265,124	$ 178,422,674	12,791,388	$ 250,825,070
Shares issued to shareholders in reinvestment of dividends
and distributions	1,211,107	27,334,997	3,209,727	67,427,371
Total issued	9,476,231	205,757,671	16,001,115	318,252,441
Shares redeemed	(11,122,390)	(245,367,250)	(20,477,648)	(390,928,456)
Net decrease	(1,646,159)	$ (39,609,579)	(4,476,533)	$ (72,676,015)
Investor B
Shares sold	265,237	$ 5,544,290	1,118,265	$ 20,994,876
Shares issued to shareholders in reinvestment of dividends
and distributions	42,111	936,131	416,763	8,808,027
Total issued	307,348	6,480,421	1,535,028	29,802,903
Shares redeemed and automatic conversion of shares	(2,664,062)	(55,666,913)	(7,829,459)	(148,413,274)
Net decrease	(2,356,714)	$ (49,186,492)	(6,294,431)	$ (118,610,371)

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 17

Notes to Financial Statements (concluded)			BlackRock Basic Value Fund, Inc.
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
	Shares	Amount	Shares	Amount
Investor C
Shares sold	956,860	$ 19,330,378	2,951,145	$ 53,703,391
Shares issued to shareholders in reinvestment of dividends
and distributions	222,093	4,717,356	929,878	18,735,771
Total issued	1,178,953	24,047,734	3,881,023	72,439,162
Shares redeemed	(2,492,485)	(50,481,953)	(8,244,108)	(146,547,526)
Net decrease	(1,313,532)	$ (26,434,219)	(4,363,085)	$ (74,108,364)
Class R
Shares sold	194,215	$ 4,086,474	353,698	$ 6,765,843
Shares issued to shareholders in reinvestment of dividends
and distributions	14,995	328,855	46,865	965,414
Total issued	209,210	4,415,329	400,563	7,731,257
Shares redeemed	(228,422)	(4,721,405)	(472,645)	(8,905,068)
Net decrease	(19,212)	$ (306,076)	(72,082)	$ (1,173,811)
5. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Fund through February 22, 2010, the date the financial statements were issued, and had determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Portfolio Information	Master Basic Value LLC

As of December 31, 2009
Percent of
Long-Term
Ten Largest Equity Holdings	Investments
The Travelers Cos., Inc.	4%
Bristol-Myers Squibb Co.	4
LSI Corp.	4
JPMorgan Chase & Co.	4
Exxon Mobil Corp.	3
Halliburton Co.	3
Unilever NV — ADR	3
Hewlett-Packard Co.	3
General Mills, Inc.	3
Kraft Foods, Inc.	3

Percent of
Long-Term
Investment Criteria	Investments
Above-Average Yield	36%
Below-Average Price/Earnings Ratio	29
Low Price-to-Book Value	21
Price-to-Cash Flow	9
Special Situations	5

18 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)

Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 36.6%
Aerospace & Defense — 1.3%
Honeywell International, Inc.	1,504,900	$ 58,992,080
Capital Markets — 1.3%
The Bank of New York Mellon Corp.	1,995,500	55,814,135
Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	2,324,600	78,269,282
Commercial Banks — 0.5%
U.S. Bancorp	1,058,600	23,829,086
Diversified Financial Services — 3.6%
JPMorgan Chase & Co.	3,802,000	158,429,340
Diversified Telecommunication
Services — 3.1%
AT&T Inc.	2,355,700	66,030,271
Verizon Communications, Inc. (a)	2,112,900	70,000,377
		136,030,648
Electric Utilities — 1.2%
The Southern Co.	1,661,400	55,357,848
Food Products — 2.8%
General Mills, Inc.	1,751,800	124,044,958
Household Products — 0.3%
Clorox Co.	243,200	14,835,200
Industrial Conglomerates — 1.5%
General Electric Co.	293,400	4,439,142
Tyco International Ltd.	1,785,725	63,714,668
		68,153,810
Metals & Mining — 1.0%
Alcoa, Inc. (a)	2,745,200	44,252,624
Multi-Utilities — 1.3%
Dominion Resources, Inc. (a)	1,497,398	58,278,730
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	1,237,800	95,298,222
Exxon Mobil Corp.	2,240,800	152,800,152
		248,098,374
Pharmaceuticals — 8.8%
Bristol-Myers Squibb Co.	6,733,900	170,030,975
Eli Lilly & Co. (a)	1,256,600	44,873,186
Merck & Co., Inc.	2,174,716	79,464,123
Pfizer, Inc.	5,239,970	95,315,054
		389,683,338
Semiconductors & Semiconductor
Equipment — 2.5%
Analog Devices, Inc.	1,685,239	53,219,848
Maxim Integrated Products, Inc. (a)	2,768,700	56,204,610
		109,424,458
Total Above-Average Yield		1,623,493,911

Common Stocks	Shares	Value
Below-Average Price/Earnings Ratio — 28.7%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	870,000	$ 48,589,500
Capital Markets — 1.5%
Morgan Stanley (a)	2,220,000	65,712,000
Computers & Peripherals — 2.9%
Hewlett-Packard Co.	2,545,000	131,092,950
Diversified Financial Services — 2.9%
Bank of America Corp. (a)	5,783,100	87,093,486
Citigroup, Inc. (a)	12,587,000	41,662,970
		128,756,456
Energy Equipment & Services — 1.5%
Noble Corp.	1,622,500	66,035,750
Food Products — 5.7%
Kraft Foods, Inc.	4,360,869	118,528,420
Unilever NV — ADR	4,202,900	135,879,757
		254,408,177
Insurance — 7.1%
ACE Ltd.	945,800	47,668,320
MetLife, Inc.	1,678,740	59,343,459
Prudential Financial, Inc.	635,200	31,607,552
The Travelers Cos., Inc. (a)	3,537,376	176,373,567
		314,992,898
Media — 3.0%
CBS Corp., Class B (a)	1,801,800	25,315,290
Viacom, Inc., Class B (b)	3,630,300	107,928,819
		133,244,109
Metals & Mining — 0.5%
Nucor Corp.	447,200	20,861,880
Office Electronics — 2.5%
Xerox Corp.	12,914,385	109,255,697
Total Below-Average Price/Earnings Ratio		1,272,949,417
Low Price-to-Book Value — 21.4%
Aerospace & Defense — 1.7%
Raytheon Co.	1,493,994	76,970,571
Commercial Banks — 0.4%
Wells Fargo & Co.	721,600	19,475,984
Construction & Engineering — 0.8%
Fluor Corp.	758,500	34,162,840
Energy Equipment & Services — 3.6%
Halliburton Co. (a)	4,999,400	150,431,946
Weatherford International Ltd. (b)	467,500	8,372,925
		158,804,871
Household Products — 2.7%
Kimberly-Clark Corp.	1,855,200	118,194,792

Portfolio Abbreviation
ADR	American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 19

Schedule of Investments (continued)

Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Machinery — 0.6%
Deere & Co. (a)	487,700	$ 26,379,693
Media — 2.7%
Comcast Corp., Special Class A (a)	2,650,000	42,426,500
The Walt Disney Co. (a)	2,390,500	77,093,625
		119,520,125
Metals & Mining — 0.8%
United States Steel Corp. (a)	643,300	35,458,696
Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp. (a)	1,153,000	71,970,260
Semiconductors & Semiconductor
Equipment — 5.7%
LSI Corp. (b)	26,646,396	160,144,840
Micron Technology, Inc. (a)(b)	8,659,488	91,444,193
		251,589,033
Specialty Retail — 0.8%
Limited Brands, Inc.	1,903,500	36,623,340
Total Low Price-to-Book Value		949,150,205
Low Price-to-Earnings Per Share — 0.1%
Internet Software & Services — 0.1%
AOL, Inc. (a)(b)	247,060	5,751,557
Total Low Price-to-Earnings Per Share		5,751,557
Price-to-Cash Flow — 8.9%
Diversified Telecommunication Services — 2.6%
Qwest Communications International, Inc.	27,138,400	114,252,664
Food & Staples Retailing — 0.8%
The Kroger Co.	1,745,100	35,826,903
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	1,835,600	55,949,088
Media — 2.3%
Time Warner Cable, Inc. (a)	527,686	21,840,924
Time Warner, Inc. (a)	2,717,766	79,195,701
		101,036,625
Oil, Gas & Consumable Fuels — 1.7%
Peabody Energy Corp.	1,724,400	77,960,124
Software — 0.2%
Electronic Arts, Inc. (b)	511,800	9,084,450
Total Price-to-Cash Flow		394,109,854
Special Situations — 5.4%
Computers & Peripherals — 2.0%
International Business Machines Corp.	693,900	90,831,510
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	381,700	22,398,156
Covidien Plc	1,352,700	64,780,803
		87,178,959

Common Stocks	Shares	Value
Special Situations (concluded)
Semiconductors & Semiconductor
Equipment — 1.3%
Intel Corp.	2,898,300	$ 59,125,320
Specialty Retail — 0.1%
The Gap, Inc.	221,800	4,646,710
Total Special Situations		241,782,499
Total Common Stocks — 101.1%		4,487,237,443
Preferred Stocks
Below-Average Price/Earnings Ratio — 0.8%
Diversified Financial Services — 0.8%
Bank of America Corp., 10.00% (c)	2,379,196	35,497,604
Total Preferred Stocks — 0.8%		35,497,604
Total Long-Term Investments
(Cost — $3,384,513,190) — 101.9%		4,522,735,047
	Beneficial
	Interest
	(000)
Short-Term Securities
BlackRock Liquidity Series, LLC
Money Markets Series, 0.29% (d)(e)(f)	$ 490,259	490,259,214
Total Short-Term Securities
(Cost — $490,259,214) — 11.0%		490,259,214
Total Investments (Cost — $3,874,772,404*) — 112.9%		5,012,994,261
Liabilities in Excess of Other Assets — (12.9)%		(573,364,107)
Net Assets — 100.0%		$4,439,630,154
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$3,995,767,364
Gross unrealized appreciation		$1,194,664,775
Gross unrealized depreciation		(177,437,878)
Net unrealized appreciation		$1,017,226,897
(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Convertible security.
(d) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ (75,156,895)	$ 41,047
BlackRock Liquidity Series, LLC
Money Market Series	$426,904,064	$ 183,576
(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

20 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Schedule of Investments (concluded) Master Basic Value LLC

•For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical asset and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For inform-
ation about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Long-Term Investments[1]	$ 4,522,735,047
Level 2 — Short-Term Securities	490,259,214
Level 3	—
Total	$ 5,012,994,261
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 21

Statement of Assets and Liabilities	Master Basic Value LLC
December 31, 2009 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $472,301,835) (cost — $3,384,513,190)	$ 4,522,735,047
Investments at value — affiliated (cost — $490,259,214)	490,259,214
Dividends receivable	8,381,591
Securities lending income receivable — affiliated	83,735
Interest receivable — affiliated	2,377
Other assets	1,252,370
Prepaid expenses	148,069
Total assets	5,022,862,403
Liabilities
Collateral at value — securities loaned	490,259,214
Withdrawls payable to investors	79,762,441
Investments purchased payable	9,289,151
Bank overdraft	2,115,651
Investment advisory fees payable	1,551,815
Other affiliates payable	20,169
Other accrued expenses payable	233,808
Total liabilities	583,232,249
Net Assets	$ 4,439,630,154
Net Assets Consist of
Investors’ capital	$ 3,301,408,297
Net unrealized appreciation/depreciation	1,138,221,857
Net Assets	$ 4,439,630,154

See Notes to Financial Statements.

22 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Statement of Operations	Master Basic Value LLC
Six Months Ended December 31, 2009 (Unaudited)
Investment Income
Dividends	$ 58,034,939
Foreign taxes withheld	(430,711)
Income — affiliated	41,047
Securities lending — affiliated	183,576
Total income	57,828,851
Expenses
Investment advisory	8,684,177
Accounting services	349,376
Custodian	85,662
Professional	67,211
Officer and Directors	57,706
Printing	4,611
Miscellaneous	65,910
Total expenses	9,314,653
Less fees waived by advisor	(12,117)
Total expenses after fees waived	9,302,536
Net investment income	48,526,315
Realized and Unrealized Gain
Net realized gain from investments	11,817,081
Net change in unrealized appreciation/depreciation on investments	844,837,974
Total realized and unrealized gain	856,655,055
Net Increase in Net Assets Resulting from Operations	$ 905,181,370

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 23

Statements of Changes in Net Assets	Master Basic Value LLC
	Six Months Ended
	December 31,	Year Ended
	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 48,526,315	$ 111,860,336
Net realized gain (loss)	11,817,081	(659,058,854)
Net change in unrealized appreciation/depreciation	844,837,974	(842,747,405)
Net increase (decrease) in net assets resulting from operations	905,181,370	(1,389,945,923)
Capital Transactions
Proceeds from contributions	418,987,338	649,568,659
Fair value of withdrawals	(629,398,710)	(1,361,467,619)
Net decrease in net assets derived from capital transactions	(210,411,372)	(711,898,960)
Net Assets
Total increase (decrease) in net assets	694,769,998	(2,101,844,883)
Beginning of period	3,744,860,156	5,846,705,039
End of period	$4,439,630,154	$ 3,744,860,156

Financial Highlights					Master Basic Value LLC
	Six Months Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	24.47%[1]	(23.55)%	(17.73)%	25.25%	12.32%[2]	3.91%
Ratios to Average Net Assets
Total expenses	0.44%[3]	0.44%	0.43%	0.43%	0.43%	0.43%
Total expenses after fees waived	0.44%[3]	0.44%	0.43%	0.43%	0.43%	0.43%
Net investment income	2.27%[3]	2.69%	1.87%	1.74%	1.66%	1.63%
Supplemental Data
Net assets, end of period (000)	$4,439,630	$ 3,744,860	$ 5,846,705	$ 8,510,263	$ 7,581,315	$ 8,228,928
Portfolio turnover	19%	38%	45%	31%	42%	45%
[1] Aggregate total investment return.
2 A portion of total investment return consists of payments by the previous investment advisor for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action, which increased the return by 0.10%. Excluding these items, the total return would have been 12.22%.
[3] Annualized.

See Notes to Financial Statements.

24 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Notes to Financial Statements (Unaudited) Master Basic Value LLC

1. Organization and Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Board of Directors (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s policy is to value instruments at fair value.
Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is deter-
mined that such prior day’s price no longer reflects the fair value of the security.

The Master LLC values its investment in BlackRock Liquidity Series, LLC
Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consis-
tent with maintaining liquidity and preserving capital. The Money Market
Series' investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Master
LLC may withdraw up to 25% of its investment daily, although the man-
ager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets,

the investment advisor and/or sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advi-
sor and/or subadvisor deems relevant.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The val-
ues of such instruments used in computing the net assets of the Master
LLC are determined as of such times. Occasionally, events affecting the values of such instruments may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value as determined in good faith by the
Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master LLC reports foreign currency related transactions as compo-
nents of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Master LLC has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities lending: The Master LLC may lend securities to financial institutions that provide cash as collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any addi-
tional required collateral is delivered to the Master LLC on the next business day. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. The
Master LLC may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 25

Notes to Financial Statements (continued) Master Basic Value LLC securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Master LLC may pay reason-
able lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss if the value of an investment purchases with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on the interest, dividends and capital gains at various rates. It is intended that the Master LLC’s assets will be managed so an investor in the Master
LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended June 30, 2009.The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) or trans-
fers of financial assets. This guidance is intended to improve the rele-
vance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a trans-
fer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim peri-
ods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guid-
ance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master LLC’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and sepa-
rate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unob-
servable inputs (Level 3). It also clarifies existing disclosure require-
ments relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Master LLC’s financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: The Master LLC recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Master
LLC. For such services, the Master LLC pays the Manager a monthly fee based upon the average daily value of the Master LLC’s average daily net assets at the following annual rates: 0.60% of the Master LLC’s average daily net assets not exceeding $100 million; 0.50% of average daily net assets in excess of $100 million but not exceeding $200 million; and
0.40% of average daily net assets in excess of $200 million.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Master LLC pays to the
Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

26 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Notes to Financial Statements (concluded) Master Basic Value LLC

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Manager.

For the six months ended December 31, 2009, the Master LLC reim-
bursed the Manager $41,899 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of the Master LLC, may invest cash collateral received by the
Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Master LLC on such investments is shown as securities lending —
affiliated in the Statement of Operations. For the six months ended
December 31, 2009, BIM received $45,313 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Master LLC reimburses the Manager for compensation paid to the Master LLC’s Chief
Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2009 were $790,115,055 and
$776,814,878, respectively.

4. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Master
LLC may borrow under the credit agreement to fund shareholder re-
demptions and for other lawful purposes other than for leverage. The
Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current Prospectus and Statement of Additional Inform-
ation, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and

(b) reserve adjusted one-month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-
ment) on amounts borrowed. Effective November 2009, the credit agree-
ment was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2009, a commitment fee of
0.10% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b)
the Fed Funds rate plus 1.25% per annum on amounts borrowed. The
Master LLC did not borrow under the credit agreement during the year ended December 31, 2009.

5. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master
LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; con-
ditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master
LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default.
Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to those financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through February 22, 2010, the date the financial statements were issued, and had determined that there were no sub-
sequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 27

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne F. Ackerley, Fund President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

28 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Fund’s/Master LLC‘s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling
(202) 551-8090. The Fund’s/Master LLC‘s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

30 BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK BASIC VALUE FUND, INC. DECEMBER 31, 2009 31

This report is not authorized for use as an offer of sale or a solic-
itation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a repre-
sentation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 23, 2010